Securities Excluded from Calculation of Diluted Net Earnings (Loss) Per Share (Detail) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	355	27,722	28,211	25,733	23,026
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents		21,444	21,444	21,444	19,260
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents		36	36	11	27
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	355	6,242	6,731	4,278	3,739